DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
DEPOSITS [Abstract]
Summary of interest expense on deposits

A summary of interest expense on deposits for the years ended December 31 follows:

	2015	2014	2013
	(In thousands)
Savings and interest bearing checking	$1,056	$1,064	$1,131
Time deposits under $100,000	1,586	2,467	2,995
Time deposits of $100,000 or more	1,367	1,436	1,580
Total	$4,009	$4,967	$5,706

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2015, follows:
(In thousands)
2016	$302,136
2017	66,288
2018	27,367
2019	15,432
2020	11,763
2021 and thereafter	3,234
Total	$426,220

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2015	2014
	(In thousands)
Demand	$3,436	$5,867
Money market	8,340	7,692
Time	38,431	40,109
Total	$50,207	$53,668